Fair value gain (loss) on embedded derivatives - Schedule of Embedded Derivatives (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Embedded derivatives [Abstract]
Fair value gain (loss) on embedded derivatives	$ 14,145,000
Fair value gain (loss) on embedded derivatives		$ (356,000)
Fair value change in embedded derivative	$ 14,145,000	$ (356,000)